TAXATION - Income tax expense was calculated by applying the tax rate in force (Details) - USD ($)	3 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Tax Jurisdiction
Earning before income tax-rate	$ (5,365,237)	$ (7,464,462)
Income tax	(210,141)	2,042,411
Low or null taxation jurisdictions
Tax Jurisdiction
Earning before income tax-rate	$ (4,632,925)	$ 1,213,563
Weight average applicable tax rate	0.00%	0.00%
Profit-making entities
Tax Jurisdiction
Earning before income tax-rate	$ 5,331,275	$ 2,480,831
Weight average applicable tax rate	34.60%	32.20%
Income tax	$ (1,844,404)	$ (798,649)
Loss-making entities
Tax Jurisdiction
Earning before income tax-rate	$ (6,063,587)	$ (11,158,856)
Weight average applicable tax rate	27.00%	25.50%
Income tax	$ 1,634,263	$ 2,841,060